LEASES - Maturity analysis of lease liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
LEASES
Lease liabilities	$ 1,325,039	[1]	$ 1,889,364	$ 1,773,610
Banistmo S.A.
LEASES
Lease liabilities	275,492
Buildings
LEASES
Lease liabilities	1,290,907		1,863,412
Computer equipment
LEASES
Lease liabilities	30,179		20,932
Furniture and fixtures
LEASES
Lease liabilities	3,698		4,844
Vehicles
LEASES
Lease liabilities	255		176
No more than twelve months after the reporting period
LEASES
Lease liabilities	26,260		21,799
No more than twelve months after the reporting period | Buildings
LEASES
Lease liabilities	22,737		20,467
No more than twelve months after the reporting period | Computer equipment
LEASES
Lease liabilities	3,523		1,332
No more than twelve months after the reporting period | Furniture and fixtures
LEASES
Lease liabilities	0		0
No more than twelve months after the reporting period | Vehicles
LEASES
Lease liabilities	0		0
Between 1 and 3 years
LEASES
Lease liabilities	158,321		81,904
Between 1 and 3 years | Buildings
LEASES
Lease liabilities	155,819		71,155
Between 1 and 3 years | Computer equipment
LEASES
Lease liabilities	1,881		9,683
Between 1 and 3 years | Furniture and fixtures
LEASES
Lease liabilities	366		890
Between 1 and 3 years | Vehicles
LEASES
Lease liabilities	255		176
Between 3 and 5 years
LEASES
Lease liabilities	125,895		232,697
Between 3 and 5 years | Buildings
LEASES
Lease liabilities	97,788		220,050
Between 3 and 5 years | Computer equipment
LEASES
Lease liabilities	24,775		8,693
Between 3 and 5 years | Furniture and fixtures
LEASES
Lease liabilities	3,332		3,954
Between 3 and 5 years | Vehicles
LEASES
Lease liabilities	0		0
Greater than 5 years
LEASES
Lease liabilities	1,014,563		1,552,964
Greater than 5 years | Buildings
LEASES
Lease liabilities	1,014,563		1,551,740
Greater than 5 years | Computer equipment
LEASES
Lease liabilities	0		1,224
Greater than 5 years | Furniture and fixtures
LEASES
Lease liabilities	0		0
Greater than 5 years | Vehicles
LEASES
Lease liabilities	$ 0		$ 0

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.